Goodwill and Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets
Schedule of goodwill and intangible assets

	June 30,	December 31,
	2020	2019
Identifiable intangibles on acquisition of InterMeccanica	$521,567	$524,067
Goodwill on acquisition of InterMeccanica	699,844	699,844
Other intangibles	15,220	15,220
	$1,236,631	$1,239,131